Subsequent events (Narrative) (Details)	1 Months Ended					12 Months Ended
	Mar. 24, 2023 Share $ / shares	Feb. 27, 2023 Share $ / shares	Feb. 25, 2023 Share $ / shares	Jan. 25, 2023 Share $ / shares shares	Jan. 18, 2023 shares	Dec. 31, 2022 USD ($) Warrants $ / shares shares
Performance share units
Disclosure of non-adjusting events after reporting period [line items]
Performance share units granted | shares						2,820,104
Subsequent events
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants issued for services | Warrants						3,300,000
Subsequent events | Class B Common Shares
Disclosure of non-adjusting events after reporting period [line items]
Aggregate Consideration To Repurchase Outstanding Shares | $						$ 3,000,000
Shares repurchased | shares						1,904,700
Shares cancelled | shares						289,600
Number of shares issued | shares					2,420,104
Subsequent events | CEO, President, COO and CEO of Lucid
Disclosure of non-adjusting events after reporting period [line items]
Number of stock options granted | Share				500,000
Exercise price, share options granted | $ / shares				$ 1.3
Subsequent events | Board of Directors | Performance share units
Disclosure of non-adjusting events after reporting period [line items]
Performance share units granted | shares				100,000
Subsequent events | Employees and consultants
Disclosure of non-adjusting events after reporting period [line items]
Number of stock options granted | Share			500,000
Exercise price, share options granted | $ / shares			$ 2.45
Subsequent events | Advisor to the board of directors
Disclosure of non-adjusting events after reporting period [line items]
Number of stock options granted | Share	15,000	15,000
Exercise price, share options granted | $ / shares	$ 1.75	$ 1.75
Subsequent events | Bottom of range
Disclosure of non-adjusting events after reporting period [line items]
Exercise price of warrants issued | $ / shares						$ 1.5
Subsequent events | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Exercise price of warrants issued | $ / shares						$ 8